As filed with the Securities and Exchange Commission on June 6, 2003
					Securities Act File No. _____

		U.S. SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C.  20549

				FORM N-14

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


[  ]  Pre-Effective 		       [  ]  Post-Effective
      Amendment No.  _______		     Amendment No. ________

---------------------------------------------------------------------
			    Managers Trust I
	    (Exact Name of Registrant as Specified in Charter)
---------------------------------------------------------------------
			     1-800-835-3879
           (Registrant's Telephone Number, Including Area Code)
---------------------------------------------------------------------
	     40 Richards Avenue, Norwalk, Connecticut  06854
           (Address of Principal Executive Offices, Including
                  Number, Street, State and Zip Code)

---------------------------------------------------------------------
			    Donald S. Rumery
			 The Managers Funds LLC
	    40 Richards Avenue, Norwalk, Connecticut  06854
		(Name and Address of Agent for Service)

---------------------------------------------------------------------
	    Copies of all communications should be sent to:
			Philip H. Newman, P.C.
			 Goodwin Procter  LLP
	      Exchange Place, Boston, Massachusetts  02109
---------------------------------------------------------------------
	    Approximate Date of Proposed Public Offering:

     As soon as practicable after this Registration Statement
			becomes effective.

		Title of Securities Being Registered:
    Shares of Beneficial Interest of First Quadrant Tax-Managed
			    Equity Fund
		  a series of Managers Trust I
---------------------------------------------------------------------

No filing fee is required because an indefinite number of shares of beneficial interest, without par value, of the Registrant previously have been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

			THE MANAGERS TRUST I
			--------------------
	    CONTENTS OF REGISTRATION STATEMENT ON FORM N-14
	    -----------------------------------------------

This Registration Statement consists of the following papers and documents:

Cover Sheet

Table of Contents

First Quadrant Tax-Managed Equity Fund

	Part A - Prospectus
	Part B - Statement of Additional Information
	Part C - Other Information

Signature Page

Exhibits

			MANAGERS TRUST I
	 40 Richards Avenue, Norwalk, Connecticut  06854
			 1-800-835-3879

			   PROSPECTUS
			   ----------

This Prospectus is being furnished to shareholders of First
Quadrant Tax-Managed Equity Fund ("FQ Fund"), a series of Managers AMG Funds ("AMG Trust"), in connection with an Agreement and Plan of Reorganization (the "Plan") by and between The Managers Trust I on behalf of its sole series also named First Quadrant Tax-Managed Equity Fund (the "Fund"), and AMG Trust on behalf of FQ Fund. Under the Plan, FQ Fund shareholders will receive in exchange for their FQ Fund shares, shares of the Fund equal in total value to their holdings in FQ Fund as of the closing date of the reorganization to be accomplished by the Plan (the "Reorganization"). The Fund, which has substantially the same investment objective and policies as FQ Fund and for which FQ Fund's sub-advisor First Quadrant, L.P. also serves as sub-advisor, is designed to be a continuation of FQ Fund. After the Reorganization is complete, FQ Fund will be dissolved. The Reorganization is expected to be effective on or about July 31, 2003.

In approving the Plan, the Board of Trustees of Managers AMG
Funds ("AMG Trust") considered, among other things, that the shareholders of FQ Fund may benefit by becoming shareholders of the Fund because the larger combined Fund resulting from the Reorganization was expected to have lower operating expenses than FQ Fund would have if it continued to operate as a stand-alone fund.
The Board of Trustees of the AMG Trust also noted that, as a result of charges to be made in connection with the Reorganization, at the time of the Reorganization, the Fund would have substantially the same investment objective and policies as FQ Fund. The Board of Trustees of the AMG Trust was also advised by legal counsel that the Reorganization would be treated as a tax-free transaction for federal tax purposes. Shareholders of FQ Fund are not being asked to vote on the Plan or approve the Reorganization.

The Fund is a series of The Managers Trust I (the "Trust"), a Massachusetts business trust registered as an open-end, diversified management investment company that was organized on December 18, 1991. FQ Fund is a series of AMG Trust, organized as a Massachusetts business trust on June 18, 1999 and registered as an open-end, diversified management investment company, which consists of eight separate series. Each Trust's principal executive offices are located at 40 Richards Avenue, Norwalk, Connecticut 06854. Each Trust's telephone number is 1-800-835-3879. The Managers Funds LLC (the "Manager") serves as the investment manager to both the Fund and FQ Fund. The investment objective of each Fund is to seek to achieve long-term after-tax returns for investors.

This Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Trust and the Fund, and the transaction contemplated by the Plan. [Certain financial reports to be designated by amendment] accompany and are incorporated by reference into (are legally part of) this Prospectus. A Statement of Additional Information, dated [July 31], 2003 relating to the proposed transaction described in this Prospectus has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into (is legally part of) this Prospectus. You can obtain free copies of these documents by calling the Fund at 1-800-835-3879 or by submitting a written request to the Fund's principal executive offices. The Trust, the AMG Trust and each series thereof, are subject to the informational requirements of the Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information dated [July 31], 2003 and other material incorporated by reference, together with other information regarding the Trust, AMG Trust and each series thereof.

We are not asking you for a proxy and you are requested not to send us a proxy. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is [July 31], 2003.

				TABLE OF CONTENTS
				   Prospectus
				   ----------

								PAGE
								----

SYNOPSIS							1
--------
The Reorganization and Related Actions				1
Investment Objectives And Policies				1
Purchases/Redemptions/Exchanges					2
Dividends And Other Distributions				2

PRINCIPAL RISK FACTORS						2
----------------------
Market Risk							2
Management Risk							2
Tax-Management Risk						2

FEES AND EXPENSES						3

THE REORGANIZATION						4
------------------
The Plan							4
Reasons for the Reorganization					5
Federal Income Tax Consequences					6
Description of Shares						6
Capitalization							7

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	7
---------------------------------------------------------
Investment Objective						7
Principal Investment Strategies					7
Additional Practices/Risks					8

PERFORMANCE SUMMARY						8
-------------------
Annual Total Returns - Last Ten Calendar Years			10

SHAREHOLDER INFORMATION						11
-----------------------
Pricing of Shares						11
Purchase of Shares						12
HOW TO PURCHASE SHARES						13
Redemption of Shares						14

INVESTOR SERVICES						15

OPERATING POLICIES						15

ACCOUNT STATEMENTS						16

DIVIDENDS AND DISTRIBUTIONS					16

TAX INFORMATION							16

				(i)

SHARE OWNERSHIP							17
---------------
Control Persons							17
Five Percent Holders						17
Shares Held by Officers and Trustees				17

SYNOPSIS							1
--------
The Reorganization and Related Actions				1
Investment Objectives And Policies				1
Purchases/Redemptions/Exchanges					2
Dividends And Other Distributions				2

PRINCIPAL RISK FACTORS						2
----------------------
Market Risk							2
Management Risk							2
Tax-Management Risk						2

FEES AND EXPENSES						3

THE REORGANIZATION						4
------------------
The Plan							4
Reasons for the Reorganization					5
Federal Income Tax Consequences					6
Description of Shares						6
Capitalization							7

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	7
---------------------------------------------------------
Investment Objective						7
Principal Investment Strategies					7
Additional Practices/Risks					8

PERFORMANCE SUMMARY						8
-------------------
Annual Total Returns - Last Ten Calendar Years			10

SHAREHOLDER INFORMATION						11
-----------------------
Pricing of Shares						11
Purchase of Shares						12

HOW TO PURCHASE SHARES						13
----------------------
Redemption of Shares						14

INVESTOR SERVICES						15

OPERATING POLICIES						15

ACCOUNT STATEMENTS						16

DIVIDENDS AND DISTRIBUTIONS					16

TAX INFORMATION							16

SHARE OWNERSHIP							17
---------------
Control Persons							17
Five Percent Holders						17
Shares Held by Officers and Trustees				17


				(ii)

			The Managers Trust I
	  40 Richards Avenue, Norwalk, Connecticut  06854
			   1-800-835-3879

			      PROSPECTUS

			Dated [July 31], 2003

			       SYNOPSIS
			       --------

The Reorganization and Related Actions
--------------------------------------
At a meeting held on March 14, 2003, the Board of Trustees of AMG Trust unanimously approved the Plan which provides for the transfer on a tax-free basis of the assets of FQ Fund to the Fund in exchange for shares of the Fund and the assumption by the Fund of the stated liabilities, if any, of FQ Fund. The Board of Trustees of each Trust concluded that the Reorganization is in the best interests of its shareholders and that the interests of each Fund's shareholders would not be diluted as a result of the transaction.

Under the Plan, FQ Fund will transfer substantially all of its assets to the Fund in exchange for shares of the Fund and the Fund's assumption of all stated liabilities of FQ Fund. FQ Fund will then distribute the shares of the Fund it has received to FQ Fund shareholders in exchange for their shares of FQ Fund, and FQ Fund will be dissolved. Immediately after the Reorganization, which is expected to take place on or about July 31, 2003, each person who held shares in FQ Fund will hold shares in the Fund with exactly the same total value. The Plan provides that the costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus will be borne 40% by the Manager, 48% by the Fund and 12% by FQ Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions (which may not be waived) are the receipt by the Fund and FQ Fund of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free reorganization for federal income tax purposes.

In anticipation of the Reorganization, the Fund, formerly known as Managers U.S. Stock Market Plus Fund, has amended its investment objective and policies to be substantially similar to those of FQ Fund and adopted the name "First Quadrant Tax-Managed Equity Fund." Through these actions, it is intended that the Fund serve for all practical purposes as a continuation of FQ Fund.

Investment Objectives And Policies
----------------------------------
The Fund and FQ Fund have substantially the same investment objective and policies, so that the description below also applies to FQ Fund.

The Fund's investment objective is to seek to achieve long-term after-tax returns for investors. The Fund pursues this objective by investing in a diversified portfolio of U.S. equity securities (generally common and preferred stocks) that reflect the characteristics of the Russell 3000 Index (the "Benchmark") in terms of industry, earnings growth, valuation and similar measurements. Moreover, the Fund invests at least 80% of its assets in equity securities, (generally common and preferred stocks) and in approximately 75 to 250 stocks using quantitative models that analyze top-down (market and economic) conditions and bottom-up (company specific) data to enhance long-term returns through the stock selection process. Consistent with its investment objective, the Fund applies a variety of tax-sensitive investment techniques designed to minimize taxable income and realized capital gains for shareholders.

Purchases/Redemptions/Exchanges
-------------------------------
Each Fund's procedures to purchase and redeem shares and exchange privilege are substantially the same. Shareholders should refer to the "Shareholder Information" section of this Prospectus for a more detailed discussion of these features of the Fund.

Dividends And Other Distributions
---------------------------------
Each Fund ordinarily declares and pays income dividends and net capital gain distributions, if any, annually in December.

			PRINCIPAL RISK FACTORS
			----------------------

The Fund has substantially the same risk factors as FQ Fund, so that the description below of the Fund's Principal Risk Factors also applies to FQ Fund. Risk is the possibility that an investor will lose money or not make any additional money by investing in the Fund or FQ Fund.

Market Risk
-----------
The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk
---------------
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund's investment strategy depends significantly on the skill of its Sub-Advisor, First Quadrant, L.P., in assessing the potential of the securities in which the Fund invests. There can be no guarantee that First Quadrant, L.P.'s application of its investment techniques and risk analyses will produce the desired results.

Tax-Management Risk
-------------------
First Quadrant, L.P. applies a variety of tax-management investment strategies designed to minimize taxable income and capital gains for shareholders. Notwithstanding the use of these strategies, the Fund may have taxable income and may realize taxable capital gains. The ability of the Fund to avoid realizing taxable gains may be affected by the timing of cash flows into and out of the Fund attributable to the payment of expenses and daily net sales and redemptions. In addition, investors who purchase shares when the Fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets.

			FEES AND EXPENSES
			-----------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of the Fund or FQ Fund and how those fees and expenses may be affected by the Reorganization and related actions. As shown by this table, there are no transaction charges when you buy or sell shares of either Fund, nor will there be any such charges in connection with or following the Reorganization.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price)		None

Maximum Deferred Sales Charge (Load)			None

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions			None

Exchange Fees						None

Redemption Fees						None

Maximum Account Fee					None


Set forth below is a comparison of operating expenses for (a) the Fund as it operated prior to the changes to its investment objective and policies related to the Reorganization that will cause it to operate in the substantially the same manner as FQ Fund going forward and without giving effect to the Reorganization (under the heading "The Fund (Pre-Reorganization)"), (b) FQ Fund and (c) the Fund on a pro forma (estimated) basis after giving effect to the Reorganization and related changes to the Fund's investment objective and policies that will cause it to operate in the substantially the same manner as FQ Fund going forward (under the heading "The Fund Pro Forma Combined (Post Reorganization)").

			Annual Fund Operating Expenses
			------------------------------

(expenses that are deducted from the assets of the Fund and FQ Fund)

                                                                  The Fund
                               The Fund                           Pro Forma Combined
                              (Pre-Reorganization)   FQ Fund      (Post Reorganization)
                              --------------------  ---------     ---------------------

Management Fee                       [0.70]%          0.85%              [0.85]%
Distribution (12b-1) Fees(1)          None            0.00%               None
Other Expenses                       [0.97]%(1)       1.70%              [0.55]%
                                     -------          -----              -------
Total Annual Fund Operating Expenses [1.67]%          2.55%              [1.40]%
Fee Waiver and Reimbursement         [-0.12]%(2)     -1.55% (3)         [-0.41]% (4)
                                     -------          -----              -------
Net Annual Fund Operating Expenses   [1.55]% (1)      1.00%              [0.99]%
                                     =======          =====              =======


(1)	Although FQ Fund is subject to a Rule 12b-1 Plan of Distribution that permits payments of up to 0.25% of their average daily net assets, no payments have been authorized to date. The Fund does not have a Rule 12b-1 Plan of Distribution.

(2)	The amount shown reflects the fact that the Manager contractually agreed through August 1, 2003, to limit the Fund's Total Annual
Fund Operating Expenses (exclusive of taxes, interest, brokerage and extraordinary items) to 0.88% of average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund's Total
Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.

(3)	The amount shown reflects the fact that the Manager and First
Quadrant, L.P. have contractually agreed through March 1, 2004 to limit FQ Fund's Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.00% subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Manager may recover from FQ Fund fees waived and expenses paid to the extent that FQ Fund's Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.

(4)	The amount shown reflects the fact that the Manager has indicated
that it will contractually agree, commencing with the Reorganization and continuing until at least August 1, 2004, to limit the Fund's Total Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage and extraordinary items) to 0.99% of average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund's
Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.

Example
-------
The following Example is intended to help you understand the various types of costs and expenses associated with your investment in the Fund acquired as a result of the Reorganization. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year, all dividends and distributions are reinvested, and Fund operating expenses remain as described above. Although your actual costs may be higher or lower, based on the above assumptions, you would have to pay the following amounts of total expenses if you closed your account at the end of each of the following time periods:



			1 Year		3 Years		5 Years		10 Years
			---------	----------	---------	----------
The Fund (Pre-
Reorganization)		[$102]		[$569]		[$1,142]	[$2,703]

FQ Fund			$[____]		$[____]		$[____]		$[____]

The Fund Pro
Forma Combined
(Post Reorganization)	$[____]		$[____]		$[____]		$[____]


The example should not be considered a representation of past or future expenses or rates of return, as actual expenses or returns may be greater or lower than those shown and may change.

				THE REORGANIZATION
				------------------

The Plan
--------
The terms and conditions under which the Reorganization will be implemented are set forth in the Plan whose significant provisions are summarized below. The Plan contemplates (i) the Fund's acquisition of all of the assets of FQ Fund in exchange solely for shares of the Fund, (ii) the assumption by the Fund of all of FQ Fund's stated liabilities, if any, as of the closing date, and (iii) FQ Fund's distribution on the closing date of shares of the Fund it has acquired to FQ Fund shareholders. The value of FQ Fund's assets to be acquired and the net asset value of a share of FQ Fund will be determined immediately after the close of regular trading on the NYSE and after the declaration of any dividends on the closing date, using the valuation procedures described in the Fund's Declaration of Trust ("Declaration of Trust") and the then-current Prospectus and SAI of the Fund, together with any other valuation procedures established by the Trustees of the Trust on behalf of the Fund. In the event that the NYSE or another primary trading market for portfolio securities of the Fund or FQ Fund is subject to trading restrictions or is closed to trading, or trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the respective officers of the Trust and AMG Trust, accurate appraisal of the value of the net assets of the Fund or FQ Fund is impracticable, the closing date will be postponed until the first trading day after the day when trading is fully resumed and reporting is restored. Immediately after the transfer of its assets for shares of the Fund, FQ Fund will distribute pro rata to its shareholders of record the shares of the Fund it receives in the Reorganization, so that each shareholder of FQ Fund will receive a number of full and fractional shares of the Fund equal in value to his or her holdings in FQ Fund. FQ Fund will then completely liquidate.

The Plan provides that the costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus will be borne 40% by the Manager, 48% by the Fund and 12% by FQ Fund. The closing date is expected to be on or about July 31, 2003. The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. For instance, the Reorganization will not take place if the Fund and FQ Fund do not receive the opinion of counsel to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes.

Reasons for the Reorganization
------------------------------
At a meeting held on March 14, 2003, the Board of Trustees of AMG Trust, including all of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), determined that the Reorganization was in the best interests of the shareholders of FQ Fund, and that the interests of shareholders of FQ Fund would not be diluted as a result of the Reorganization. In approving the Reorganization, the Board of Trustees of the Trust and AMG Trust considered a number of factors, including the following:

	(1)	the Fund will constitute for all practical purposes a
continuation of FQ Fund because the Fund will have substantially the same objective and policies as FQ Fund;

	(2)	the Reorganization will permit fixed costs to be spread
over a larger asset base, which over time may result in lower operating expenses for the Fund then would be expected for FQ Fund;

	(3)	the Fund's expense limitation following the
Reorganization will be lower than FQ Fund's current expense limitation;

	(4)	the Fund has substantial tax loss carryforwards that
may offer benefits in pursuing a tax-sensitive investment strategy for FQ Fund shareholders who become shareholders of the Fund; and

	(5)	the Reorganization is expected to be treated as a tax-
free reorganization for federal tax purposes.

At a meeting of the Board of Trustees of the Trust held on March 14, 2003, the Trust's Trustees, including all of the Independent Trustees approved (i) the Plan and (ii) other actions necessary to effect the combination of the Fund and FQ Fund into a surviving entity that would operate in substantially the same manner as FQ Fund going forward (the Plan and such other actions being referred to collectively as the "Combination"). In approving the Combination, the Trustees of the Trust considered a number of factors, including the following: (a) the ongoing viability of the Fund as it operated at that time (i.e. prior to any modifications designed to make the Fund operate in the same manner as FQ Fund) was questionable; (b) the Fund's prospects for attracting additional assets were expected to improve following the Combination; (c) consolidating the Fund and FQ Fund into a single fund could create a more viable fund as a result of a larger asset base; (d) the Combination would permit fixed costs to be spread over a larger asset base and, over time, economies of scale could decrease the Fund's operating expenses; (e) the investment objective and policies of the Fund (prior to any changes associated with the Combination) and FQ Fund were similar; (f) the Combination, unlike a liquidation or the merger of the Fund into FQ Fund, would not have adverse tax consequences for the Fund or Fund shareholders; and (g) following the Combination, FQ Fund's tax loss carryforwards could offer additional benefits to Fund shareholders under the Fund's revised tax-sensitive investment strategy. The Trust's Board of Trustees also considered the matters related to the approval of a new investment management agreement with the Manager and a new sub-advisory agreement with First Quadrant, L.P. The Board of Trustees of the Trust reviewed alternatives to the Combination, such as maintaining the status quo or liquidating the Fund, and determined that the Combination, and specifically the reorganization contemplated by the Plan, would be in the best interests of shareholders of the Fund.

Federal Income Tax Consequences
-------------------------------
As a condition to the Reorganization, the Trust and AMG Trust will receive a legal opinion from Goodwin Procter LLP, to the effect that the Reorganization should be a tax-free transaction from the standpoint of the Fund and FQ Fund and their shareholders, which means that: (1) no gain or loss will be recognized by FQ Fund upon the transfer of its assets and liabilities to the Fund; (2) the tax basis of the assets of FQ Fund in the hands of the Fund will be the same as the tax basis of such assets in the hands of the FQ Fund immediately prior to the transfer; (3) the Fund's holding period of the assets of FQ Fund will include the period during which such assets were held by FQ Fund; (4) no gain or loss will be recognized by the Fund upon the receipt of the assets of FQ Fund in exchange for shares of the Fund and the assumption by the Fund of the stated liabilities of the FQ Fund; (5) no gain or loss will be recognized by the shareholders of FQ Fund upon the receipt of shares of the Fund in exchange for shares of FQ Fund; (6) the basis of the shares of the Fund received by shareholders of FQ Fund will be the same as the basis of the shares of FQ Fund for which they were exchanged; and (7) the holding period of the shares of the Fund received by the shareholders of FQ Fund will include the holding period of the shares of FQ Fund exchanged for which they were, provided that, at the time of the exchange, the shares of FQ Fund were held as capital assets.

The receipt of this an opinion is a condition to the consummation of the Reorganization. Neither the Trust nor AMG Trust has obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of FQ Fund in exchange for shares of the Fund and the assumption by the Fund of all stated liabilities of FQ Fund do not constitute a tax-free reorganization, each FQ Fund shareholder generally will recognize gain or loss equal to the difference between the value of the shares of the Fund the shareholder acquires and the tax basis of the shareholder's FQ Fund shares.

Shareholders of FQ Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of FQ Fund should also consult tax advisors as to foreign, state and local tax consequences for them, if any, of the Reorganization.

Description of Shares
---------------------
The Trust is an open-end management investment company organized as Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. The Trust's Agreement and Declaration of Trust, as amended ("Trust Instrument"), permits the Trustees to issue an unlimited number of full and fractional shares without par value of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable.

The shareholders of the Trust are entitled to one vote for each which share held (or a proportionate fractional vote in respect of a fractional share) on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Trust's Trust Instrument provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Trust's Trust Instrument also provides that if held liable for an obligation of the Fund a shareholder will be entitled to reimbursement from the general assets of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Trust Investment further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee shall be responsible for any neglect or wrongdoing of any officer, employee or agent of the Trust or to any other Trustee, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Fund. The Trust shall continue without limitation of time subject to the provisions in the Trust Instrument concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Capitalization
--------------
The following table shows the actual capitalization of the Fund and FQ Fund as of [__________], 2003, and the pro forma capitalization of the Fund as if the Reorganization had occurred on that date.

			PRO FORMA
			COMBINED	THE FUND	FQ FUND
			--------------	--------------	--------------
Net Assets (000)	$[____________]	$[____________]	$[__________]

Net Asset Value per
  share			$[____________]	$[____________]	$[__________]

Shares
  Outstanding (000)	[____________]	[____________]	[__________]



	INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
	---------------------------------------------------------

Because the Fund and FQ Fund have substantially the same investment objective and policies, the description of the Fund below also applies to FQ Fund.

Investment Objective
--------------------
The Fund's investment objective is to seek to achieve long-term after-tax returns for investors.

Principal Investment Strategies
-------------------------------
The Fund invests at least 80% of its assets in equity securities. This policy may not be changed without providing shareholders 60 days notice. First Quadrant L.P. the Fund's sub-advisor pursues the Fund's objective by investing in a diversified portfolio of U.S. equity securities (generally common and preferred stocks) that reflects the characteristics of the Russell 3000 Index (the "Benchmark") in terms of industry, earnings growth, valuation and similar measurements. The Benchmark measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. At March 31, 2003, the Benchmark had a total market capitalization range of approximately $3 million to $259 billion. The Fund will ordinarily invest in approximately 75 to 250 stocks; however, the number of stocks in which the Fund invests will vary depending on market conditions and the size of the Fund.

The Fund uses a proprietary quantitative analytical model to construct its portfolio to reflect the characteristics of the Benchmark and combine a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. The Fund modify the industry weightings in its portfolio relative to the Benchmark based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the Benchmark by more than 5%. In addition, consistent with minimizing taxable gains and enhancing returns, the Fund's exposure (relative to the Benchmark) to specific securities within an industry may be underweighted or overweighted. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

For temporary or defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the Fund is invested in these instruments, it will not be pursuing their investment objectives. First Quadrant, L.P., the Fund's sub-advisor, may sell any security when it believes the sale is in the Fund's interest. This may result in active and frequent trading or portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect the Fund's performance by increasing the Fund's transaction costs and may increase shareholder tax liability. Short-term trading may increase the Fund's transaction costs and may increase your tax liability.

First Quadrant, L.P. manages the Fund's portfolio to minimize taxable distributions to shareholders. It applies a variety of tax-sensitive investment techniques, including the following: 1) investing in stocks that pay below-average dividends; 2) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and 3) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The Fund can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

Additional Practices/Risks
--------------------------
The Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. The Fund may use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs. The principal risk of investing in derivatives is that the derivatives may not perform as expected resulting in losses. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss.

			PERFORMANCE SUMMARY
			-------------------

The following performance information illustrate some of the risks of investing in the Fund by showing year-by-year total returns and how the performance of the Fund has varied since the Fund's inception. The performance shown assumes that all dividend and capital gain distributions have been reinvested. Two different presentations of the Fund's performance are shown. The first, labeled "Performance (Pre-Reorganization)," shows the Fund's performance without giving effect to the Reorganization and related changes to the Fund's investment objective and policies designed to allow it to operate as a continuation of FQ Fund following the Reorganization (as discussed elsewhere in this Prospectus). The second presentation of performance, labeled "Pro Forma Performance (Post-Reorganization)," is the performance of FQ Fund, as sub-advised by First Quadrant, L.P., the Fund's sub-advisor, which is expected to constitute the Fund's performance record following the Reorganization. Past performance does not guarantee future results.

		PERFORMANCE (PRE-REORGANIZATION)
		--------------------------------

Annual Total Returns - Since Inception (June 30, 1992)

Calendar Year		Annual Total Return
---------------		-------------------
Dec-92*			10.6%
Dec-93			13.3%
Dec-94			1.8%
Dec-95			36.8%
Dec-96			24.4%
Dec-97			32.3%
Dec-98			26.4%
Dec-99			20.7%
Dec-00			-11.8%
Dec-01			-11.7%



	Best Quarter:	[21.1% (4th Quarter 1998)]
	Worst Quarter:	[-15.3% (3rd Quarter 2001)]
	(January 1, 2003 - June 30, 2003:  ____%)

The following table compares the Fund's performance to that of a broadly based securities market index. The table assumes that dividends and capital gain distributions have been reinvested for both the Fund and the applicable index. The past performance of the Fund is not an indication of how the Fund will perform in the future.


		Average Annual Total Returns(1)
		       (as of 12/31/02)
		-------------------------------


			1 Year		5 Years		Since Inception
			--------	---------	---------------

Return Before Taxes	______%		______%		______%  (6/92)

Return After Taxes on
  Distributions		______%		______%		______%

Return After Taxes on
  Distributions and Sale
  of Fund Shares	______%		______%		______%

S&P 500 Index (2)	______%		______%		______%




(1)	After-tax returns are calculated by Lipper.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	Reflects no deduction for fees, expenses or taxes.  The S&P 500
Index consists of 500 stocks chosen by Standard & Poor's for market size (generally the largest market value within their industry), liquidity (trading volume is analyzed to ensure ample liquidity and efficient share pricing), and industry group representation (representing important industry segments within the U.S. economy.). It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

	  PRO FORMA PERFORMANCE (POST REORGANIZATION)
	Annual Total Returns - Last Ten Calendar Years
	----------------------------------------------

	Annual Total Returns - Last Ten Calendar Years

Calendar Year		Annual Total Return
---------------		-------------------
Dec-93			13.3%
Dec-94			1.8%
Dec-95			36.8%
Dec-96			24.4%
Dec-97			32.3%
Dec-98			26.4%
Dec-99			20.7%
Dec-00			-11.8%
Dec-01			-11.7%
Dec-02			-23.0%



	Best Quarter:	21.1%	(4th Quarter 1998)
	Worst Quarter:	-19.3%	(3rd Quarter 2002)
	(January 1, 2003 to June 30, 2003:   -____%)

The following table compares the Fund's performance to that of a broadly based securities market index. The table assumes that dividends and capital gain distributions have been reinvested for both the Fund and the index. As always, past performance is not an indication of how the Fund will perform in the future.

	Average Annual Total Return as of 12/31/02(1)
	---------------------------------------------

			1 Year		5 Years		10 Years
			-----------	----------	----------
Return Before Taxes	-22.99%		-1.73%		9.05%

Return After Taxes on
  Distributions		-24.83%		-5.59%		4.47%

Return After Taxes on
  Distributions and Sale
  of Fund Shares	-14.08%		-2.27%		5.67%

S&P 500 Index (2)	-21.54%		-0.71%		8.94%

Russell 3000 Index	_____%		  _____%	_____%



The Russell 3000 Index is a market-capitalization weighted index of 3000 U.S. common stocks.
The S&P 500 Index is a market-capitalization weighted index of 500 U.S. common stocks.

(1)	After-tax returns are calculated by Lipper.  After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Fund previously provided information for the S&P 500 Index for comparison with the Fund's returns. In connection with the Reorganization the Fund has revised its investment objective and policies to establish the Russell 3000 Index as a Fund benchmark.
Consistent with these changes, the Fund intends to provide information with respect to the Russell 3000 Index for comparative purposes going forward.

*	Reflects no deduction for fees, expenses or taxes.

			     MANAGEMENT
			     ----------

The Managers Funds LLC (the "Manager"), located at 40 Richards Avenue, Norwalk, Connecticut 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Manager also monitors the performance, security holdings and investment strategies of First Quadrant, L.P., the sub-advisor of the Fund (the "Sub-Advisor or "FQ"). Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the Fund's distributor.

FQ has day-to-day responsibility for managing the Fund's portfolio. FQ is located at 800 E. Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., whose wholly owned subsidiary serves as Manager of the Manager, indirectly owns a majority interest in FQ. As of December 31, 2002, FQ had assets under management of approximately $13.3 billion.

Christopher G. Luck and R. Max Darnell are the lead portfolio managers for the Fund. Mr. Luck is a Partner of FQ and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of its predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, FQ and has been with the firm since 1991.
The Fund is obligated by its investment management agreement to pay an annual management fee to the Manager of 0.85% of the average daily net assets of the Fund. The Manager, in turn, pays FQ 0.85% of the average daily net assets of the Fund for its services as Sub-Advisor. Under its investment management agreement with the Fund, the Manager provides a variety of administrative services to the Fund. The Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Manager and FQ, FQ reimburses the Manager for the costs the Manager bears in providing administrative, shareholder and other additional services to the Fund. The Fund's arrangements with the Manager and FQ are substantially the same as FQ Fund's. Prior to the implementation of the new investment management agreement and sub-advisory agreement described above, the Fund paid an investment advisory fee to the Manager at the annual rate of .70% of its average daily net assets.

The Manager has contractually agreed, until August 1, 2004, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 0.99% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 0.99% of the Fund's average daily net assets.

			SHAREHOLDER INFORMATION
			-----------------------
Pricing of Shares
-----------------
The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MANAGERSCHOICE
--------------
ManagersChoice (r) Program

ManagersChoice is a unique, comprehensive asset allocation program offered exclusively through investment advisors and consisting of several model portfolios using investments in various other funds in any of our fund families. Your investment advisor will work with you to select a portfolio to help achieve your goals in the context of your tolerance for risk.

For more information on this program, contact your investment advisor or visit our website at www.managersfunds.com. Please be aware that an advisor may charge additional fees and expenses for participation in this program.

Purchase of Shares
------------------
Cash investments in the Fund must be in U.S. dollars. Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

Subject to approval by the Manager and FQ, you may be permitted to purchase shares of the Fund by means of an in-kind contribution of securities, which will be valued in accordance with the Fund's pricing procedures. As with a cash purchase of shares, an in-kind contribution will also be subject to the Fund's minimum investment requirements.

The following table provides the minimum initial and additional investments in the Fund directly or through ManagersChoice:

                 DIRECT INVESTMENT         MANAGERSCHOICE
                 INITIAL     ADDITIONAL  INITIAL     ADDITIONAL
                 INVESTMENT  INVESTMENT  INVESTMENT  INVESTMENT
                 ----------- ----------- ----------- ----------
Regular accounts   $5,000      $1,000      $50,000      $500
Traditional IRA    $5,000      $1,000      $50,000      $500
Roth IRA           $5,000      $1,000      $50,000      $500



The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

A Traditional IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

If you invest through a third party such as a bank, broker-dealer or other fund distribution organization, rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

			HOW TO PURCHASE SHARES
			----------------------

                   Initial Purchase             Additional Purchases
                   ------------------------     ---------------------------
Through your
Investment Advisor Contact your investment      Send any additional
                   advisor or other investment  monies to your
                   professional.                investment professional
                                                at the address appearing
                                                on your account statement.
---------------------------------------------------------------------------
All Shareholders:
-----------------
By Mail            Complete the account         Write a letter of instruc-
                   application.  Mail the       tion and a check
                   application and a check      payable to Managers
                   payable to Managers AMG      AMG Funds to:
                   Funds to:

                     Managers AMG Funds           Managers AMG Funds
                     c/o Boston Financial         c/o Boston Financial
                     Data Services, Inc.          Data Services, Inc.
                     P.O. Box 8517                P.O. Box 8517
                     Boston, MA 02266-8517        Boston, MA 02266-8517

                                                Include your account #
                                                and Fund name on your
                                                check
---------------------------------------------------------------------------
By Telephone       Not Available                If your account has
                                                already been established,
                                                call the Transfer
                                                Agent at (800) 252-0682.
                                                The minimum additional
                                                investment is $1,000
---------------------------------------------------------------------------
By Internet        Not Available                If your account has
                                                already been established,
                                                see our website
                                                at managersamg.com.
                                                The minimum additional
                                                investment is $1,000
---------------------------------------------------------------------------

HOW TO PURCHASE SHARES (MANAGERSCHOICE Program Only)
------------------------------------------------------------
By Mail: To open your account, complete and sign the account application and make your check payable to The Managers Funds.
Mail the check and account application to:

  The Managers Funds
  c/o PFPC Brokerage Services, Inc.
  P.O. Box 9847
  Pawtucket, RI 02940-8047

To purchase additional shares, write a letter of instruction
(or complete your investment stub). Send a check and investment stub or written instructions to the above address.

By Telephone: After establishing this option on your account, call a client service representative at (800) 358-7668. The minimum additional investment is $500.

By Wire: Call the Fund at (800) 358-7668. Instruct your bank to wire the money to Boston Safe Deposit and Trust; ABA #011-001234; BFN-The Managers Funds A/C 04-5810, FBO Shareholder name, account number and Portfolio name. Please be aware that your bank may charge you a fee for this service.

By Internet: Not available.

-------------------------------------------------------------------
Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

			Redemption of Shares
			--------------------

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. The Fund's NAV is calculated at the close of business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.

                            INSTRUCTIONS
------------------------------------------------------------------------------
Through your Investment
Advisor                     Contact your investment advisor or other
                            investment professional.
------------------------------------------------------------------------------
All Shareholders:
                            By Mail Write a letter of instruction containing:
                              * the name of the Fund
                              * dollar amount or number of shares to be sold
                              * your name
                              * your account number
                              * signatures of all owners on account

                            Mail letter to:
                            Managers AMG Funds
                            c/o Boston Financial Data Services, Inc.
                            P.O. Box 8517
                            Boston, MA 02266-8517
------------------------------------------------------------------------------
By Telephone                If you elected telephone redemption
                            privileges on your account application, call us
                            at (800) 252-0682.
------------------------------------------------------------------------------
By Internet See our website at www.managersamg.com
------------------------------------------------------------------------------

HOW TO SELL SHARES (MANAGERSCHOICE Program Only)
------------------------------------------------------------
By Mail: Write a letter of instruction containing:
         - the name of the portfolio(s)
         - dollar amount or number of shares to be redeemed
         - your name
         - your account number(s)
         - signature(s) of all account owners

and send the written instructions to The Managers Funds, c/o
PFPC Brokerage Services, Inc., P.O. Box 9847, Pawtucket, RI
02940-8047

By Telephone: After establishing this option on your account, call a client service representative at (800) 358-7668.
Telephone redemptions are available only for redemptions which are below $25,000 per Fund or $100,000 per Portfolio.

By Internet: Not available.

-------------------------------------------------------------------
Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $25,000 and over require a signature guarantee.
A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.

For ManagersChoice(r): All redemptions greater than $100,000 per Portfolio or $25,000 per Fund must be in writing and require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate
(STA). A Guarantor Institution is a financial institution, which guarantees a signature. The financial institution may be a bank, broker/dealer, credit union, national securities exchange, savings association or other type of financial institution.

			INVESTOR SERVICES
			-----------------

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other funds in the Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time. Note: Individual Fund exchanges are not permitted in the ManagersChoice Program. Please consult your investment advisor for more details.

An annual fee of $35 will be deducted from any ManagersChoice account that is less than $250,000. Such fee may be waived or modified at the sole discretion of The Managers.

			OPERATING POLICIES
			------------------

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a "Massachusetts business trust."  The
Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.
The Fund reserves the right to:

	* redeem an account if the value of the account falls below $5,000 due to redemptions;

	* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

	*  change the minimum investment amounts;

	* delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

	* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

	*  refuse a purchase order for any reason;

	* refuse any exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in our discretion); and

	* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.

			ACCOUNT STATEMENTS
			------------------

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

		DIVIDENDS AND DISTRIBUTIONS
		---------------------------

Income dividends and net capital gain distributions, if any, are normally declared and paid in December.
We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

			TAX INFORMATION
			---------------

Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax advisor about the status of your distributions from the Fund.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income. Capital gain dividends will be taxed as long-term gains regardless of how long you held your shares of the Fund. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who;

	*	fail to provide a social security number or taxpayer
		identification number;

	*	fail to certify that their social security number or
		taxpayer identification number is correct; or

	*	fail to certify that they are exempt from withholding.

			SHARE OWNERSHIP
			---------------

Control Persons
---------------

[As of ______, 2003, ___________ "controlled" (within the
meaning of the 1940 Act) the Fund. An entity which controls the Fund could have effective voting control over the Fund. As of ________, 2003, no shareholder "controlled" (within the meaning of the 1940
Act) FQ Fund.

Five Percent Holders
--------------------
Except as set forth below no person was known by the Trust or AMG Trust to own of record 5% or more of the shares of the Fund or FQ Fund as of ______, 2003. As of _____, 2003, neither Trust knew of any person who beneficially owned 5% or more of the outstanding shares of the Fund or FQ Fund.

				THE FUND
				--------

	Name and Address			Percentage Ownership
	----------------			--------------------
	[Charles Schwab & Co. Inc.
	101 Montgomery Street
	San Francisco, CA 94104-4122]		        [40%]


				FQ FUND
				-------

	Name and Address			Percentage Ownership
	----------------			--------------------
	[Citcam Stock Co.
	c/o Citizens National Bank
	P.O. Box 111
	Cameron, TX  76520-0111]			[21%]

	[Charles Schwab & Co., Inc.
	Special Custody
	A/C FBO Customers
	Attn:  Mutual Funds
	101 Montgomery Street
	San Francisco, CA  94104-4122]			[19%]

	[Fiduciary Trust Co. Intl.
	FBO Marjorie B. Pelino-Large Cap
	P.O. Box 3199
	Church Street Station
	New York, NY  10008-3199]			[12%]

	[PFPC Brokerage Services
	House Account FBO Managers Funds
	211 South Gulph Road
	King of Prussia, PA  19406-3101]		[5%]


Shares Held by Officers and Trustees
------------------------------------
As of _______, 2003, all management personnel of the Trust (its i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund. As of ________, 2003, all management personnel of AMG Trust (i.e., Trustees and officers) as a group owned beneficially less than 1% of the outstanding shares of FQ Fund.

		  	       PART B

		STATEMENT OF ADDITIONAL INFORMATION
		-----------------------------------
		   Acquisition of the Assets of

              FIRST QUADRANT TAX-MANAGED EQUITY FUND
			      a series of
			  Managers AMG Funds
			  40 Richards Avenue
		    Norwalk, Connecticut  06854

		 By and in Exchange for Shares of

		FIRST QUADRANT TAX-MANAGED EQUITY FUND
			      a series of
			 The Managers Trust I
			  40 Richards Avenue
		    Norwalk, Connecticut  06854

-------------------------------------------------------------------
This Statement of Additional Information relates specifically to the proposed transfer of all or substantially all of the assets and liabilities of First Quadrant Tax-Managed Equity Fund ("FQ Fund"), a series of Managers AMG Funds, to First Quadrant Tax-Managed Equity Fund (the "Fund"), a series of The Managers Trust I, in exchange for shares of the Fund. This Statement of Additional Information consists of this cover page and the following documents, each of which accompany this Statement of Additional Information and are incorporated by reference into (are legally part of) of this Statement of Additional Information:

(1) the Statement of Additional Information of the Fund dated
    [July 31, 2003];

(2) [certain financial reports of the Fund - to be designated by amendment]; and

(3) [certain financial reports of FQ Fund - to be designated by amendment].

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus of the Fund dated July 31, 2003. A copy of the Prospectus may be obtained without charge by contacting Managers
Trust I at 40 Richards Avenue, Norwalk, CT 06854 or by telephoning Managers Trust I toll free at (800) 835-3879.

The date of this Statement of Additional Information is [July 31],
2003.

		STATEMENT OF ADDITIONAL INFORMATION
			TABLE OF CONTENTS


							PAGE
							----
Additional Information About the Fund and FQ Fund	B _

Historical Financial Statements				B _

Pro Forma Financial Statements				B _

Miscellaneous						B _

	ADDITIONAL INFORMATION ABOUT THE FUND AND FQ FUND
	-------------------------------------------------

This Statement of Additional Information is accompanied by the following documents which contain additional information about the Fund and FQ Fund and which are incorporated by reference into (are legally part of this:


   (1) the Statement of Additional Information of the Fund dated
   [July 31, 2003], as filed with the Securities and Exchange
   Commission on _______, 2003 (Registration No. ___-______, EDGAR accession number ____________);

   (2) [certain financial reports of the Fund - to be designated by amendment] ], as filed with the Securities and Exchange
   Commission on _______, 200_ (Registration No. ___-______, EDGAR accession number ____________); and

   (3) [certain financial reports of FQ Fund - to be designated by amendment] ], as filed with the Securities and Exchange
   Commission on _______, 200_ (Registration No. ___-______, EDGAR accession number ____________).


			HISTORICAL FINANCIAL STATEMENTS
			-------------------------------
			[To be designated by amendment]


			PRO FORMA FINANCIAL STATEMENTS
			------------------------------
			[To be provided by amendment]


				MISCELLANEOUS
				-------------

AVAILABLE INFORMATION
---------------------
The Trust and AMG Trust and their respective series are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940. Accordingly, they file reports, proxy material and other information with the SEC which can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of these materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

LEGAL MATTERS
-------------
Certain legal matters in connection with the issuance of shares as part of the Reorganization have been passed upon by Goodwin Procter LLP, counsel to the Trust.

EXPERTS
-------
[Matters relating to the audited financial statements the Fund and FQ Fund to be discussed by amendment]

			PART C
			------

		   OTHER INFORMATION

Item 15.	INDEMNIFICATION
------------	------------------------------------------
Reference is made to Article VIII, Sections 1, 2 and
3 of Registrant's Declaration of Trust with respect to the indemnification of the trustees and officers of Registrant against liabilities which may be incurred by them in such capacities

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	EXHIBITS
EXHIBIT NUMBER	EXHIBIT TITLE
---------------	-----------------------------------------------------
(1)		Declaration of Trust dated December 17, 1991.  (iii)

(2)		By-Laws.  (ii)

(3)		Not Applicable.

(4)		Agreement and Plan of Reorganization.  (filed herewith)

(5)		Instruments Defining Rights of Security Holders.  (i)

(6)(i)		Fund Management Agreement between The Managers Funds LLC
		and Managers Trust I, dated as of August 1, 2000. (iv)

(6)(ii)		Sub-Advisory Agreement between The Managers Funds LLC
		and Smith Breeden Associates, Inc., dated
		August 1, 2000. (iv)

(7)		Distribution Agreement between Managers Distributors, Inc.
		and Managers Trust I dated August 1, 2000.  (v)

(8)		Not Applicable.

(9)		Custodian Contract between The Bank of New York and
		Managers Trust I dated  August 5, 2002.  (vi)

(10)		Not applicable.

(11)		Legal Opinion. (i)

(12)		Legal Opinion with respect to tax matters.
		(to be filed by amendment)

(13)(i)		(h)(i)	Administration and Shareholder Servicing Agreement,
		dated as of August 1, 2000. (iv)

(13)(ii)	Transfer Agency and Service Agreement between Managers
		Trust I and State Street Bank and Trust Company, dated as
		of August 1, 2000.  (iv)

(14)		Consents of PricewaterhouseCoopers. (to be filed by amendment)

(15)		Not applicable.

(16)(i)		Power of Attorney for the Trustees of the Registrant dated
		March 14, 2003.  (filed herewith)

(16)(ii)	Power of Attorney for the Officers of the Registrant dated
		March 14, 2003.  (filed herewith )


				C-1



(17)		Not applicable.
-----------	--------------------------------------------------------------
(i)		Filed as an exhibit to the Registrant's Registration Statement
		on Form N1-A, Registration Nos. 033-44909, 811-6520
		(filed April 14, 1992).


(ii)		Filed as an exhibit to the Registrant's Registration Statement
		on Form N1-A, Registration Nos. 033-44909; 811-6520
		(filed August 1, 1995).


(iii)		Filed as an exhibit to the Registrant's Registration Statement
		on Form N1-A, Registration Nos. 033-44909; 811-6520
		(filed July 31, 1998).


(iv)		Filed as an exhibit to the Registrant's Registration Statement
		on Form N1-A, Registration Nos. 033-44909; 811-6520
		(filed August 1, 2000).


(v)		Filed as an exhibit to the Registrant's Registration Statement
		on Form N1-A, Registration Nos. 033-44909; 811-6520
		(filed August 1, 2001).


(vi)		Filed as an exhibit to the Registrant's Registration Statement
		on Form N1-A, Registration Nos. 033-44909; 811-6520
		(filed May 30, 2003).

Item 17		UNDERTAKINGS
-----------	--------------------------------------------------------------
(1)		The undersigned Registrant agrees that prior to any public
		reoffering of the securities registered through the use of a
		prospectus which is a part of this registration statement by
		any person or party who is deemed to be an underwriter within
		the meaning of Rule 145(c) of the Securities Act, the reoffering
		prospectus will contain the information called for by the
		applicable registration form for the reofferings by persons who
		may be deemed underwriters, in addition to the information called
		for by the other items of the applicable form.

(2)		The undersigned Registrant agrees that every prospectus that is
		filed under paragraph (1) above will be filed as a part of an
		amendment to the registration statement and will not be used
		until the amendment is effective, and that, in determining any
		liability under the 1933 Act, each post-effective amendment shall
		be deemed to be a new registration statement for the securities
		offered therein, and the offering of the securities at that time
		shall be deemed to be the initial bona fide offering of them.

				C-2

=====================================================================

Exhibit No. (4)	Agreement and Plan of Reorganization

=====================================================================


		AGREEMENT AND PLAN OF REORGANIZATION
		------------------------------------

  THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of March, 2003, by and between Managers Trust I (the "Acquiring Trust"), a Massachusetts business trust with its principal place of business at 40 Richards Ave. Norwalk, CT 06854, on behalf of its series, Managers U.S. Stock Market Plus Fund (the "Acquiring Fund") and Managers AMG Funds (the "Acquired Trust"), a Massachusetts business trust with its principal place of business at 40 Richards Ave. Norwalk, CT 06854, on behalf of its series, First Quadrant Tax-Managed Equity Fund (the "Acquired Fund"). All references in this Agreement to action taken by the Acquiring Fund or the Acquired Fund shall be deemed to refer to action taken by the Acquiring Trust or the Acquired Trust, as the case may be.

  This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of the Stated Liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

  WHEREAS, the Acquiring Fund and the Acquired Fund are open-end, registered investment companies of the management type or a series thereof, and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

  WHEREAS, the Trustees of the Acquiring Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Stated Liabilities of the Acquired Fund described in paragraph 1.3, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

  WHEREAS, the Trustees of the Acquired Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Stated Liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

  NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND
	IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF THE STATED LIABILITIES OF THE ACQUIRED FUND AND THE
	LIQUIDATION OF THE ACQUIRED FUND

  1.1	Subject to the requisite approval of the Acquired Fund
	shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Trust, on behalf of the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Trust, on behalf Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the Stated Liabilities of the Acquired Fund described in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1
(the "Closing").

  1.2	The assets of the Acquired Fund to be acquired by the
Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the
"Closing Date") (collectively, "Assets").

  1.3	The Acquired Fund will endeavor to discharge all of its
known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Acquired Fund set forth in the Acquired Fund's statement of assets and liabilities as of the Closing Date (as defined in Section 3.1) delivered by the Trust, on behalf of the Acquired Fund to the Acquiring Trust, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof (the "Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Acquired Fund. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

  1.4	Immediately after the transfer of Assets provided for in
paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund and the Acquiring Trust will not issue certificates representing the Acquiring Fund Shares; provided, however, that any share certificates representing shares of the Acquired Fund that have been issued by the Acquired Trust and have not been canceled prior to the Closing shall, from and after the Closing Date, represent a corresponding number of Acquiring Fund Shares determined in accordance with Section 2.3.

  1.5	Any reporting responsibility of the Acquired Fund
including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

  1.6	All books and records of the Acquired Fund, including
all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be transferred to the Acquiring Fund as soon as practicable following the Closing Date.

2.	VALUATION
	---------

  2.1	The value of the Assets shall be the value of such
assets computed as of immediately after the close of regular trading of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Trust's Declaration of Trust and the then-current prospectus and statement of additional information, together with any other valuation procedures established by the Trustees of the Acquiring Trust.

  2.2	The net asset value of an Acquiring Fund Share shall be
the net asset value per share computed on the Valuation Date, using the valuation procedures referred to in paragraph 2.1.

  2.3	The number of Acquiring Fund Shares to be issued
(including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined by dividing the value of the Acquired Fund's net assets determined using the valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

  2.4	All computations of value shall be made by or under the
direction of each Fund's respective record keeping agent, if applicable, and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.	CLOSING AND CLOSING DATE
	------------------------

  3.1	The Closing of the transactions contemplated by this
Agreement shall be July 31, 2003, or such other date as the parties may agree (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern Time on the Closing Date unless otherwise agreed by the parties. The Closing shall be held at the offices of the Acquiring Fund or at such other location as the parties may agree.

  3.2	The Acquired Fund shall direct The Bank of New York, as
custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) Assets shall have been delivered in proper form to the Acquiring Fund prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date, by book entry, in accordance with the customary practices of the Custodian and the securities depositories (as defined in Rule 17f-4 under the 1940
Act) in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

  3.3	The Acquired Fund shall direct Boston Financial Data
Service, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated in this Agreement.

  3.4	In the event that on the Valuation Date (a) the New York
Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the respective officers of the Acquired Fund and the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first trading day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES
	------------------------------

  4.1	Except as has been disclosed to the Acquiring Fund in a
written instrument executed by an officer of the Acquired Trust, the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows:

	(a)	The Acquired Fund is duly organized as a series of
the Acquired Trust, a voluntary association of the type commonly referred to as a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust, as amended and/or restated through the date hereof (the Declaration of Trust of a Massachusetts business trust as amended and/or restated through the date in question being hereinafter referred to as its "Declaration of Trust") to own all of its properties and assets and to carry on its business as it is now being conducted;

	(b)	The Acquired Trust is a registered investment
company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and such registration is in full force and effect;

	(c)	No consent, approval, authorization, or order of
any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

	(d)	The current prospectus and statement of additional
information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

	(e)	On the Closing Date, the Acquired Trust, on behalf
of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

	(f)	The Acquired Fund is not, and the execution,
delivery and performance of this Agreement will not result, in a material violation of the Acquired Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

	(g)	The execution, delivery and performance of this
Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

	(h)	All material contracts or other commitments of the
Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

	(i)	Except as otherwise disclosed in writing to and
accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

	(j)	The Statement of Assets and Liabilities,
Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Fund at October 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

	(k)	Since October 31, 2002, there has not been any
material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund or as may arise under an agreement to repay amounts reimbursed or fees waived by the Acquired Fund's investment advisor. For the purposes of this subparagraph (k), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

	(l)	On the Closing Date, all Federal and other tax
returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

	(m)	For each taxable year of its operation (including
the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

	(n)	All issued and outstanding shares of the Acquired
Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Trust (recognizing that under Massachusetts law shareholders of the Acquired Fund could under certain circumstances be held personally liable for its obligations). All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

	(o)	The execution, delivery and performance of this
Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Trust, on behalf of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; and

	(p)	The information to be furnished by the Acquired
Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

  4.2	Except as has been disclosed to the Acquired Fund in a
written instrument executed by an officer of the Acquiring Trust, the Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Trust as follows:

	(a)	The Acquiring Fund is duly organized as a series
of the Acquiring Trust, a voluntary association of the type commonly referred to as a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

	(b)	The Acquiring Trust is a registered investment
company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and such registration is in full force and effect;

	(c)	No consent, approval, authorization, or order of
any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

	(d)	The current prospectus and statement of additional
information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

	(e)	On the Closing Date, the Acquiring Trust, on
behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

	(f)	The Acquiring Fund is not, and the execution,
delivery and performance of this Agreement will not result, in a material violation of the Acquiring Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

	(g)	The execution, delivery and performance of this
Agreement will not result, in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

	(h)	Except as otherwise disclosed in writing to and
accepted by the Acquired Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

	(i)	The Statement of Assets and Liabilities,
Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at March 31, 2003 will be audited by PricewaterhouseCoopers LLP, independent auditors, and will be in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) will present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there will be no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

	(j)	After March 31, 2003, there will not have been any
material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund or as may arise under an agreement to repay amounts reimbursed or fees waived by the Acquiring Fund's investment advisor. For purposes of this subparagraph (j), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

	(k)	On the Closing Date, all Federal and other tax
returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

	(l)	For each taxable year of its operation (including
the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such (or will so elect), has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

	(m)	All issued and outstanding Acquiring Fund Shares
are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Trust (recognizing that under Massachusetts law shareholders of the Acquiring Fund could under certain circumstances be held personally liable for its obligations). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

	(n)	The execution, delivery and performance of this
Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

	(o)	The Acquiring Fund Shares to be issued and
delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

	(p)	The information to be furnished by the Acquiring
Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

	(q)	That (i) from its effective date through the date
of the Closing, Registration Statement on Form N-14 of the Acquiring Fund relating to the Acquiring Fund Shares issuable hereunder, and any amendment or supplement thereto (the "Registration Statement"), and (ii) from the date definitive proxy materials of the Acquiring Fund related to the matters described in paragraph 5.2 (the "Proxy Materials") are first distributed to shareholders through the date of the shareholders meeting contemplated therein (and any adjournments thereof), the Proxy Materials of the Acquiring Fund, and any amendment or supplement thereto, shall (A) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (q) shall not apply to statements in or omissions from the Registration Statement and Proxy Materials made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (B) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
	-----------------------------------------------------

  5.1	The Acquiring Fund and the Acquired Fund each covenants
to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include (i) the declaration and payment of customary dividends and distributions and any other distribution that may be advisable and (ii) other actions that the Acquiring Fund or Acquired Fund may deem necessary or advisable to facilitate the transactions contemplated by this Agreement.

  5.2	The Acquiring Fund covenants to call a meeting of its
shareholders to consider and act upon (a) any amendments to the Acquiring Fund's investment objectives and policies necessary to cause them to be the same in all material respects as those of the Acquired Fund provided such amendments require shareholder approval; and (b) investment management and sub-advisory agreements substantially similar to those of the Acquired Fund, so as to secure shareholder approval prior to the Closing Date, and shall prepare and distribute the Proxy Materials, complying in all material respects with the requirements of the 1934 Act and 1940 Act applicable to such solicitation.

  5.3	The Acquiring Fund will prepare and distribute the
Registration Statement and deliver the prospectus relating to the Acquiring Fund Shares to be issued hereunder, complying in all material respects with the requirements of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder, applicable to the distribution of Acquiring Fund Shares in the Closing.

  5.4	The Acquired Fund covenants that the Acquiring Fund
Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

  5.5	The Acquired Fund will assist the Acquiring Fund in
obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

  5.6	Subject to the provisions of this Agreement, the
Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

  5.7	The Acquired Fund will provide the Acquiring Fund with
such information regarding the Acquired Fund reasonably necessary to ensure compliance with the 1933 Act, the 1934 Act and the 1940 Act in the preparation of (a) the Registration Statement and (b) the Proxy Materials.

  5.8	If determined by the officers of the Acquiring Fund, in
their sole discretion, to be advisable, the Acquiring Fund will effect a stock dividend or reverse split such that the net asset value of the Acquiring Fund equals the net asset value of the Acquired Fund on the Valuation Date.

  5.9	As soon as is reasonably practicable after the Closing,
the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

  5.10	The Acquiring Fund and the Acquired Fund shall each use
its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

  5.11	The Acquired Trust, on behalf of Acquired Fund,
covenants that the Acquired Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

  5.12	The Acquiring Fund will use all reasonable efforts to
obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and other applicable law as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
	--------------------------------------------------------

The obligations of the Acquired Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Trust's election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

  6.1	All representations and warranties of the Acquiring
Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

  6.2	The Acquiring Trust shall have delivered to the Acquired
Trust a certificate executed in its name by its President or Treasurer, in a form reasonably satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Trust shall reasonably request;

  6.3	The Acquiring Trust, on behalf of the Acquiring Fund,
shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

  6.4	The Acquired Fund and the Acquiring Fund shall have
agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
	---------------------------------------------------------

The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Acquiring Trust's election to the performance by the Acquired Trust, on behalf of the Acquired Fund, all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

  7.1	All representations and warranties of the Acquired
Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

  7.2	The Acquired Trust shall have delivered to the Acquiring
Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired
Trust;

  7.3	The Acquired Trust shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by its President or Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Trust shall reasonably request;

  7.4	The Acquired Trust, on behalf of the Acquired Fund,
shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Trust, on behalf of the Acquired Fund, on or before the Closing Date;

  7.5	The Acquired Fund and the Acquiring Fund shall have
agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

  7.6	The Acquired Fund shall have declared and paid a
distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m.

Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
	FUND AND THE ACQUIRED FUND
	------------------------------------------------------------

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

  8.1	Approval of the proposals described in paragraph 5.2 by
the requisite vote of the holders of the outstanding shares of the Acquiring Fund in accordance with the provisions of the Acquiring Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquired Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Trust nor the Acquired Trust may waive the conditions set forth in this paragraph 8.1;

  8.2	On the Closing Date no action, suit or other proceeding
shall be pending or, to the Acquired Trust's or the Acquiring Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

  8.3	All consents of other parties and all other consents,
orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Trust or the Acquired Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

  8.4	The Registration Statement shall have become effective
under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

  8.5	The parties shall have received the opinion of Goodwin
Procter LLP addressed to the Acquired Trust and the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Goodwin Procter LLP of representations it shall request of the Acquiring Trust and the Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Trust nor the Acquired Trust may waive the condition set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES
	---------------------------

  9.1	The Acquiring Trust, on behalf of the Acquiring Fund,
and the Acquired Trust, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

  9.2	The expenses relating to the proposed Reorganization
shall be borne in such manner as may be approved by the Trustees of the Acquired and Acquiring Trusts.

10.	ENTIRE AGREEMENT
	----------------

The Acquiring Trust and the Acquired Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

Except for covenants to be performed after the Closing, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.	TERMINATION
	-----------

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 31, 2003, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.	AMENDMENTS
	----------

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed in writing by the authorized officers of the Acquiring Trust and the Acquired Trust.

13.	NOTICES
	-------

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Acquired Trust, 40 Richards Avenue, Norwalk, CT 06854, or to the Acquiring Trust, 40 Richards Avenue, Norwalk, CT 06854, in each case with a copy to Goodwin Procter LLP, Exchange Place, Boston, Massachusetts 02109, Attn: Philip H. Newman, P.C.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION
	OF LIABILITY
	-------------------------------------------------------------

  14.1	The Article and paragraph headings contained in this
Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  14.2	This Agreement may be executed in any number of
counterparts, each of which shall be deemed an original.

  14.3	This Agreement shall be governed by and construed in
accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

  14.4	This Agreement shall bind and inure to the benefit of
the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  14.5	References in this Agreement to the Acquiring Trust mean
and refer to the Trustees from time to time serving under the Declaration of Trust on file with the Secretary of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Acquiring Trust conducts its business. It is expressly agreed that the obligations of the Acquiring Trust hereunder shall not be binding upon any of its Trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Trust personally, but bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Trust. Moreover, no series of the Acquiring Trust other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Trust hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement has been signed by authorized officers of the Acquiring Trust acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Agreement and Declaration of Trust of the Acquiring Trust.

  14.6	References in this Agreement to the Acquired Trust mean
and refer to the Trustees from time to time serving under the Declaration of Trust on file with the Secretary of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Acquired Trust conducts its business. It is expressly agreed that the obligations of the Acquired Trust hereunder shall not be binding upon any of its Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Trust personally, but bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Trust. Moreover, no series of the Acquired Trust other than the Acquired Fund shall be responsible for the obligations of the Acquired Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Board of Trustees of the Acquired Trust, on behalf of the Acquired Fund, and this Agreement has been signed by authorized officers of the Acquired Trust acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Agreement and Declaration of Trust of the Acquired Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and its seal to be affixed thereto and attested by its Secretary.

			MANAGERS TRUST I, on behalf of its series, MANAGERS U.S. STOCK MARKET PLUS FUND

			By: ________________________________

			Title: _____________________________



			MANAGERS AMG FUNDS, on behalf of its series, FIRST QUADRANT TAX-MANAGED EQUITY FUND

			By: ________________________________

			Title: _____________________________

=====================================================================

Exhibit No. (16)(i)	Power of Attorney for the Trustees of the
			Registrant dated March 14, 2003

=====================================================================

			POWER OF ATTORNEY
			MANAGERS TRUST I
			-----------------

	KNOW ALL MEN BY THESE PRESENTS, that each of the persons whose name appears below hereby nominates, constitutes and appoints Peter M. Lebovitz, Galan G. Daukas and Donald S. Rumery (with full power to each of them to act alone) his or her true and lawful attorney-in-fact and agent, for him or her and on his or her behalf and in his or her place and stead in any way and all capacities, to make, execute and sign the Registration Statement on Form N-14 under the Securities Act of 1933 of Managers Trust I (the "Fund"), and any and all amendments and supplements thereto, and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as each of the undersigned officers or Trustees himself or herself might or could do.

	IN WITNESS WHEREOF, the undersigned officers and Trustees have hereunto set their hands this 14th day of March, 2003.


         Signature			        Signature
         ---------                              ---------

/s/ Jack W. Aber			/s/ William E. Chapman, II
------------------------------		-------------------------------
Jack W. Aber, Trustee			William E. Chapman, II, Trustee


/s/ Edward J. Kaier			/s/ Madeline H. McWhinney
------------------------------		-------------------------------
Edward J. Kaier, Trustee		Madeline H. McWhinney, Trustee


/s/ Steven J. Paggioli			/s/ Eric Rakowski
------------------------------		-------------------------------
Steven J. Paggioli, Trustee		Eric Rakowski, Trustee


/s/ Thomas R. Schneeweis		/s/ Sean M. Healey
------------------------------		-------------------------------
Thomas R. Schneeweis, Trustee		Sean M. Healey, Trustee


/s/ Peter M. Lebovitz
------------------------------
Peter M. Lebovitz, Trustee

=====================================================================

Exhibit No. (16)(ii)	Power of Attorney for the Officers of the
			Registrant dated March 14, 2003

=====================================================================

			POWER OF ATTORNEY
			MANAGERS TRUST I
			-----------------

	KNOW ALL MEN BY THESE PRESENTS, that each of Peter M. Lebovitz, Galan G. Daukas and Donald S. Rumery, whose signatures appear below, hereby nominates, constitutes and appoints each of the others (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any way and all capacities, to make, execute and sign the Registration Statement on Form N-14 under the Securities Act of 1933 of Managers Trust I (the "Fund"), and any and all amendments and supplements thereto, and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned himself might or could do.

	IN WITNESS WHEREOF, the undersigned persons have hereunto set their hand this 14th day of March, 2003.


          Signature			Title
          ---------			--------------

/s/ Peter M. Lebovitz
------------------------------		President
Peter M. Lebovitz


/s/ Galan G. Daukas
------------------------------		Chief Financial Officer
Galan G. Daukas



/s/ Donald S. Rumery
------------------------------		Treasurer and Secretary
Donald S. Rumery

=====================================================================

				SIGNATURES
				----------

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Norwalk and State of Connecticut, on the 6th day of June, 2003.

					MANAGERS TRUST I

					By: /s/ Donald S. Rumery
					------------------------

					Name: Donald S. Rumery

					Title: Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title				Date
--------------------		------------------		-----------


        *
--------------------
Peter M. Lebovitz		President and Trustee		June 6, 2003



        *
--------------------
Galan G. Daukas			Chief Financial Officer		June 6, 2003



/s/ Donald S. Rumery
--------------------		Treasurer, Secretary and
Donald S. Rumery		Chief Accounting Officer	June 6, 2003



        *
--------------------
Jack W. Aber			Trustee				June 6, 2003



        *
--------------------
William E. Chapman, II		Trustee				June 6, 2003



        *
--------------------
Sean M. Healey			Trustee				June 6, 2003



        *
--------------------
Edward J. Kaier			Trustee				June 6, 2003



        *
--------------------
Madeline H. McWhinney		Trustee				June 6, 2003



        *
--------------------
Steven J. Paggioli		Trustee				June 6, 2003



        *
--------------------
Eric Rakowski			Trustee				June 6, 2003



        *
--------------------
Thomas R. Schneeweis		Trustee				June 6, 2003



*  By /s/ Donald S. Rumery pursuant to Power of Attorney.
      --------------------